Equity accounted investments	12 Months Ended
Dec. 31, 2017
Equity investments [Abstract]
Disclosure of investments accounted for using equity method [text block]

12 Equity accounted investments

(in USD million)	Lundin Petroleum AB	Other equity accounted investments	Total
Investment at 31 December 2016	1,121	1,124	2,245
Net income/(loss) from equity accounted investments	126	62	188
Acquisitions and increase in paid in capital	0	399	399
Dividend and other distributions	(78)	(112)	(190)
Other comprehensive income/(loss)	(44)	82	38
Divestments, derecognition and decrease in paid in capital	0	(129)	(129)

Investment at 31 December 2017	1,125	1,426	2,551

Voting rights corresponds to ownership.

Summary financial information of equity accounted investments

The following table provides summarised financial information relating to Lundin Petroleum AB. This information is presented on a Statoil’s ownership basis (20.1%) and also reflects adjustments made by Statoil to Lundin Petroleum AB’s own results in applying the equity method of accounting. Statoil adjusts Lundin Petroleum AB’s results for depreciation of excess values determined in the purchase price allocation at the date of acquisition. Where there are significant differences in accounting policies, adjustments are made to bring the accounting policies applied in line with Statoil’s. These adjustments have increased the reported net income for 2017, as shown in the table below, compared with the equivalent amount reported by Lundin Petroleum AB.

	Lundin Petroleum AB
(in USD million)	2017	2016

At 31 December
Current assets	101	69
Non-Current assets	2,920	3,069
Current liabilities	(62)	(70)
Non-Current liabilities	(1,834)	(1,947)
Net assets	1,125	1,121
Year ended 31 December
Gross revenues	376	135
Income/(loss) before tax	226	(83)
Net income/(loss)	126	(78)

Capital expenditures	250	589

In April 2017 Lundin Petroleum completed a spin-off of its assets in Malaysia, France and the Netherlands into International Petroleum Corporation (IPC) by distributing the IPC share, on a pro-rata basis, to Lundin Petroleum shareholders. IPC prepared a repurchasing program whereas they would repurchase own shares up to a certain amount, Statoil used the opportunity to sell its issued shares in the spin-off to IPC’s wholly-owned subsidiary, Lundin Petroleum BV. The sale did not result in material gain or loss.

Statoil’s share of Lundin Petroleum AB’s quoted market value as per 31.12.2017 was USD 1,565 million.